Rule 497(e)
                                                              File No. 333-03963


                     ACACIA NATIONAL LIFE INSURANCE COMPANY
              ACACIA NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT II


                       Supplement Dated September 23, 1998
                       To the Prospectus Dated May 1, 1998

                         For the Allocator 2000 Annuity
  Offered by Acacia National Life Insurance Company (a Virginia Stock Company)


1. The following paragraph should be read in conjunction with the Allocator 2000 Annuity prospectus:

     Acacia Mutual Holding Company, ANLIC's ultimate parent company, and Ameritas Mutual Insurance Holding Company, a Nebraska domiciled mutual insurance holding company, have announced their intention to merge on or after January 1, 1999, to form Ameritas Acacia Mutual Holding Company. The Boards of Directors of both companies approved the proposed merger on September 14, 1998, subject to regulatory approvals and a favorable member vote. If the merger is consummated, ANLIC will remain as the depositor for the Variable Account and will continue to offer its variable insurance products. In addition, Acacia Life Insurance Company will maintain ownership of all of the outstanding shares of ANLIC. All Allocator 2000 Annuity policies will remain outstanding in accordance with their terms. Information concerning Ameritas Acacia Mutual Holding Company will be sent to Allocator 2000 Annuity policyowners shortly after the merger is effective.

2. This Supplement deletes the second and third paragraphs under "Charges Associated With The Policy" located within the section titled "Summary" on page 3 and replaces it with the following:

ADMINISTRATIVE  EXPENSE CHARGE - A monthly charge at an effective annual rate of
 .10% of your average daily subaccount value will be deducted from your Variable Account Value on each monthly Policy Anniversary by canceling accumulation units to partially compensate ANLIC for the costs of administering the Variable Account and the Policies. (See "Charges and Deductions - Administrative Expense Charge.")

MORTALITY AND EXPENSE RISK CHARGE - A monthly charge at an effective annual rate of 1.25% of your average daily subaccount value will be deducted from your Variable Account Value on each monthly Policy Anniversary by canceling accumulation units to compensate ANLIC for assuming certain mortality and expense risks incurred in connection with the Policy. (See "Charges and Deductions Mortality and Expense Risk Charge.") There is no Mortality and Expense Risk Charge for amounts in the Fixed Account.

3. This Supplement deletes the contents of "Example" located within "Portfolio Annual Expenses" in the section titled "Summary" on pages 6 - 7 and replaces it with the following:

If you surrender or annuitize your Policy at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


PORTFOLIO                                                     1 YEAR            3 YEARS          5 YEARS           10 YEARS
Alger American Growth Portfolio                               $104              $152             $161              $257
Alger American MidCap Growth Portfolio                        $104              $154             $163              $262
Alger American Small Capitalization Portfolio                 $104              $154             $166              $267
Calvert Variable Series, Inc. Calvert Social
         Money Market Portfolio                               $102              $148             $156              $248
Calvert Variable Series, Inc. Calvert Social
         Small Cap Growth Portfolio                           $107              $163             $181              $297
Calvert Variable Series, Inc. Calvert Social
         Mid Cap Growth Portfolio                             $106              $158             $173              $283
Calvert Variable Series, Inc. Calvert
         Social International Equity Portfolio                $111              $173             $198              $331
Calvert Variable Series, Inc. Calvert Social
         Balanced Portfolio                                   $103              $151             $162              $259
Dreyfus Stock Index Fund                                      $98               $135             $135              $205
Neuberger & Berman Advisers Management Trust
         Limited Maturity Bond Portfolio                      $103              $150             $160              $255
Neuberger & Berman Advisers Management Trust
         Growth Portfolio                                     $104              $154             $166              $268
Oppenheimer Aggressive Growth Fund                            $102              $149             $158              $251
Oppenheimer Growth Fund                                       $103              $149             $159              $253
Oppenheimer Growth & Income Fund                              $103              $152             $163              $261
Oppenheimer High Income Fund                                  $103              $152             $162              $260
Oppenheimer Strategic Bond Fund                               $103              $152             $163              $261
Strong International Stock Fund II                            $110              $172             $196              $326
Strong Discovery Fund II                                      $107              $162             $180              $295
Van Eck Worldwide Hard Assets Fund                            $107              $162             $179              $294


If you do not surrender or annuitize your Policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

PORTFOLIO                                                   1 YEAR              3 YEARS          5 YEARS           10 YEARS

Alger American Growth Portfolio                             $24                 $72              $121              $257
Alger American MidCap Growth Portfolio                      $24                 $74              $123              $262
Alger American Small Capitalization Portfolio               $24                 $74              $126              $267
Calvert Variable Series, Inc. Calvert Social
     Money Market Portfolio                                 $22                 $68              $116              $248
Calvert Variable Series, Inc. Calvert Social
     Small Cap Growth Portfolio                             $27                 $83              $141              $297






Calvert Variable Series, Inc. Calvert Social
     Mid Cap Growth Portfolio                               $26                 $78              $133              $283
Calvert Variable Series, Inc. Calvert
     Social International Equity Portfolio                  $31                 $93              $158              $331
Calvert Variable Series, Inc. Calvert Social
     Balanced Portfolio                                     $23                 $71              $122              $259
Dreyfus Stock Index Fund                                    $18                 $55              $95               $205
Neuberger & Berman Advisers Management Trust
     Limited Maturity Bond Portfolio                        $23                 $70              $120              $255
Neuberger & Berman Advisers Management Trust
     Growth Portfolio                                       $24                 $74              $126              $268
Oppenheimer Aggressive Growth Fund                          $22                 $69              $118              $251
Oppenheimer Growth Fund                                     $23                 $69              $119              $253
Oppenheimer Growth & Income Fund                            $23                 $72              $123              $261
Oppenheimer High Income Fund                                $23                 $72              $122              $260
Oppenheimer Strategic Bond Fund                             $23                 $72              $123              $261
Strong International Stock Fund II                          $30                 $92              $156              $326
Strong Discovery Fund II                                    $28                 $82              $140              $295
Van Eck Worldwide Hard Assets Fund                          $25                 $82              $139              $294


In addition, ANLIC will deduct a charge for premium taxes when they are incurred.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The examples are based on an anticipated average initial Premium Payment of approximately $25,000 and a pro rata portion of the Annual Policy Fee of $42.

4. This Supplement deletes the contents of "Free Look Period" located within the section titled "The Policy" on page 16 and replaces it with the following:

If for any reason you are not satisfied with the Policy, you may return it to us within 10 days after you receive it. If you cancel the Policy within this 10-day Free Look Period, we will refund the Policy Account Value at the end of the Valuation Period during which the Policy was received by us or, where required by state law, we will refund the Premium Payments that were paid. The Policy will be void from the Policy Date. (See "The Policy - Allocation of Premium Payments.") To cancel the Policy, you must mail or deliver it to either our Service Office or the registered agent who sold it to you within 10 days after you receive it. The Free Look Period may be longer or otherwise vary where required by state law.

Certain states require us to refund the greater of Premium Payments made or the Policy Account Value at the end of the Free Look Period. Under Policies issued in these states, we allocate the initial Premium Payment and any additional Premium Payments received during the Free Look period in their entirety to the Money Market Sub-account until the end of the Free Look Period. For administrative reasons, the Free Look Period is assumed to be fifteen days for this purpose. In all other states, including those which require us to refund Premium Payments at the end of the Free Look Period, we allocate the initial
Premium Payment and any additional Premium Payments received during the Free Look Period according to the Owner' initial allocation instructions.

5. This Supplement deletes the contents of "Administrative Expense Charge" located within the section titled "Charges and Deductions" on page 21 and replaces it with the following:

We deduct a monthly charge from your Variable Account Value at an effective annual rate of .10% of your average daily subaccount value to partially compensate us for expenses incurred in administering the Variable Account and the Policy. These expenses include costs of maintaining records, processing Death Benefit claims, surrenders, transfers and Policy charges, providing reports to Owners, and overhead costs. This charge is guaranteed not to increase during the life of the Policy.

6. This Supplement deletes the contents of "Mortality and Expense Risk Charge" located within the section titled "Charges and Deductions" on page 21 and replaces it with the following:

We deduct a monthly charge from your Variable Account Value at an effective annual rate of 1.25% of your average daily subaccount value to compensate us for assuming certain mortality and expense risks under the Policy. The Mortality and Expense Risk Charge will be deducted on each monthly Policy Anniversary by canceling accumulation units and will not be increased during the life of the Policy. Moreover, the Mortality and Expense Risk Charge is guaranteed to decrease by .05% on each Policy Anniversary beginning in year 16 until it reaches an effective annual rate of .50% at the end of year 30. We may realize a profit from this charge. We will continue to deduct this charge after the Maturity Date. There is no Mortality and Expense Risk Charge for amounts in the Fixed Account.